VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 18.0%
42,242	ARC Resources Ltd.	$201,320
94,419	Cenovus Energy, Inc. (USD)	885,650
65,969	Crescent Point Energy Corp. (USD) †	281,028
143,319	EnCana Corp. (USD)	659,267
28,128	Enerplus Corp. (USD)	209,272
38,673	Husky Energy, Inc.	272,230
19,156	PrairieSky Royalty Ltd.	267,374
28,927	Seven Generations Energy Ltd. *	183,962
27,215	Tourmaline Oil Corp.	269,478
40,785	Whitecap Resources, Inc. †	141,700
		3,371,281
United States: 81.9%
28,157	Antero Resources Corp. *	85,034
18,805	Apache Corp.	481,408
34,879	Cabot Oil & Gas Corp.	612,824
7,359	Carrizo Oil & Gas, Inc. *	63,177
79,659	Chesapeake Energy Corp. * †	112,319
8,328	Cimarex Energy Co.	399,244
11,066	CNX Resources Corp. *	80,339
12,637	Concho Resources, Inc.	858,052
27,497	ConocoPhillips	1,566,779
11,525	Continental Resources, Inc. *	354,855
35,431	Devon Energy Corp.	852,470
10,246	Diamondback Energy, Inc.	921,218
16,984	EOG Resources, Inc.	1,260,552
23,266	EQT Corp.	247,550
18,162	Hess Corp.	1,098,438
65,997	Marathon Oil Corp.	809,783
11,370	Matador Resources Co. * †	187,946
11,029	Murphy Oil Corp. †	243,851
6,753	National Fuel Gas Co.	316,851
33,122	Noble Energy, Inc.	743,920
24,356	Oasis Petroleum, Inc. *	84,272
33,977	Occidental Petroleum Corp.	1,510,957
27,761	Parsley Energy, Inc.	466,385
4,178	PDC Energy, Inc. *	115,940
9,579	Pioneer Natural Resources Co.	1,204,751
19,833	QEP Resources, Inc.	73,382
20,311	Range Resources Corp. †	77,588
8,106	SM Energy Co. †	78,547
40,088	WPX Energy, Inc. *	424,532
		15,332,964
Total Common Stocks (Cost: $33,379,825)		18,704,245
MONEY MARKET FUND: 0.3% (Cost: $54,500)
54,500	Dreyfus Government Cash Management Fund - Institutional Shares	54,500
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $33,434,325)		18,758,745

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.5% (Cost: $656,247)
Repurchase Agreement: 3.5%
$656,247	Repurchase agreement dated 9/30/19 with Citigroup Global Markets, Inc., 2.30%, due 10/1/19, proceeds $656,289; (collateralized by various U.S. government and agency obligations, 0.25% to 3.13%, due 7/31/21 to 2/15/49, valued at $669,380 including accrued interest)	656,247
Total Investments: 103.7% (Cost: $34,090,572)		19,414,992
Liabilities in excess of other assets: (3.7)%		(693,004)
NET ASSETS: 100.0%		$18,721,988

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $628,233.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gas Utilities	1.7%	$316,851
Integrated Oil & Gas	14.2	2,668,837
Oil & Gas Exploration & Production	83.8	15,718,557
Money Market Fund	0.3	54,500
	100.0%	$18,758,745